Employee Benefit Plans (Information About Stock Options Outstanding) Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Options Outstanding: Shares Outstanding	516,332	643,206	775,468
Options Outstanding: Weighted Average Remaining Contractual Life (in years)	5 years 4 months 24 days	5 years 3 months 18 days	3 years 10 months 24 days
Options Outstanding: Weighted Average Exercise Price	$ 7.06	$ 6.80	$ 5.90
Options Exercisable: Shares Exercisable	415,837
Options Exercisable: Weighted Average Exercise Price	$ 7.21
Range Of Option Exercise Prices 0.00-4.00 [Member]
Options Outstanding: Shares Outstanding	119,750
Options Outstanding: Weighted Average Remaining Contractual Life (in years)	6 years 4 months 24 days
Options Outstanding: Weighted Average Exercise Price	$ 3.87
Options Exercisable: Shares Exercisable	119,750
Options Exercisable: Weighted Average Exercise Price	$ 3.87
Range Of Option Exercise Prices 4.01-8.00 [Member]
Options Outstanding: Shares Outstanding	231,675
Options Outstanding: Weighted Average Remaining Contractual Life (in years)	7 years 4 months 24 days
Options Outstanding: Weighted Average Exercise Price	$ 6.51
Options Exercisable: Shares Exercisable	131,180
Options Exercisable: Weighted Average Exercise Price	$ 6.59
Range Of Option Exercise Prices 8.01-12.00 [Member]
Options Outstanding: Shares Outstanding	120,256
Options Outstanding: Weighted Average Remaining Contractual Life (in years)	1 year 2 months 12 days
Options Outstanding: Weighted Average Exercise Price	$ 9.22
Options Exercisable: Shares Exercisable	120,256
Options Exercisable: Weighted Average Exercise Price	$ 9.22
Range Of Option Exercise Prices 12.01-16.00 [Member]
Options Outstanding: Shares Outstanding	44,651
Options Outstanding: Weighted Average Remaining Contractual Life (in years)	4 years 1 month 6 days
Options Outstanding: Weighted Average Exercise Price	$ 12.62
Options Exercisable: Shares Exercisable	44,651
Options Exercisable: Weighted Average Exercise Price	$ 12.62